UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/2011

Check here if Amendment [ ]; Amendment Number:_____

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     450 Regency Parkway, Suite 410
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Thomas J. Sudyka, Jr.
Title:  Managing Director
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Thomas J. Sudyka, Jr.          Omaha, NE                       07/20/2011
-------------------------          --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $268,471


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE



                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                             June 30, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      495    15749 SH       SOLE                    15749
Abbott Labs                    COM              002824100      516     9805 SH       SOLE                     8825               980
Anadarko Petroleum Corp        COM              032511107     9614   125244 SH       SOLE                   103889             21355
Automatic Data Processing Inc  COM              053015103      547    10385 SH       SOLE                    10385
Avery Dennison Corp            COM              053611109      738    19106 SH       SOLE                    17806              1300
Baxter International Inc       COM              071813109      489     8200 SH       SOLE                     8200
Becton Dickinson & Co          COM              075887109      417     4845 SH       SOLE                     4845
Berkshire Hathaway Inc         COM              084670108     4528       39 SH       SOLE                       29                10
Berkshire Hathaway Inc Cl B    COM              084670702     5151    66555 SH       SOLE                    63130              3425
Boeing Co                      COM              097023105     7679   103870 SH       SOLE                    86770             17100
Canadian National Railway Co   COM              136375102     1585    19840 SH       SOLE                    19565               275
Cato Corp                      COM              149205106     7001   243074 SH       SOLE                   178963             64111
Cemex S.A.B. de C.V.           COM              151290889     4511   524497 SH       SOLE                   428033             96464
Chesapeake Energy Corp         COM              165167107     1874    63110 SH       SOLE                    62410               700
Chevron Corp                   COM              166764100     8692    84523 SH       SOLE                    66199             18324
Chicago Bridge & Iron          COM              167250109    12880   331117 SH       SOLE                   267217             63900
Colgate Palmolive Co           COM              194162103      808     9245 SH       SOLE                     8220              1025
Compass Minerals Int'l Inc     COM              20451N101     6632    77050 SH       SOLE                    64910             12140
Conagra Foods Inc              COM              205887102     6078   235499 SH       SOLE                   195639             39860
ConocoPhillips                 COM              20825c104     5672    75440 SH       SOLE                    72431              3009
DirectTV Class A               COM              25490A101     7723   151975 SH       SOLE                   122450             29525
Disney Co., Walt               COM              254687106     6751   172929 SH       SOLE                   142679             30250
Dominion Resources Inc         COM              25746U109     1517    31437 SH       SOLE                    30417              1020
Edison International           COM              281020107      388    10000 SH       SOLE                    10000
Enerplus Corp                  COM              292766102      256     8105 SH       SOLE                     8105
Exxon Mobil Corp               COM              30231G102      318     3910 SH       SOLE                     3910
Forest Labs Inc                COM              345838106     9022   229335 SH       SOLE                   186135             43200
Forest Oil Co                  COM              346091705     4955   185528 SH       SOLE                   137544             47984
Freeport McMoran Copper & Gold COM              35671D857     8561   161829 SH       SOLE                   129511             32318
Gencorp Inc                    COM              368682100     4316   672285 SH       SOLE                   511285            161000
Glaxo Smithkline PLC ADR       COM              37733W105      340     7925 SH       SOLE                     7925
Investor's Real Estate Trust   COM              461730103     2313   267103 SH       SOLE                   256323             10780
Johnson & Johnson              COM              478160104     1019    15315 SH       SOLE                    15315
Kansas City Southern Industrie COM              485170302    10568   178115 SH       SOLE                   138015             40100
L-3 Communications Hldgs, Inc  COM              502424104     2670    30535 SH       SOLE                    30145               390
Laboratory Corp of America     COM              50540R409     6619    68385 SH       SOLE                    53650             14735
Leggett & Platt, Inc           COM              524660107      390    16000 SH       SOLE                    16000
Leucadia National Corp         COM              527288104     9454   277240 SH       SOLE                   220965             56275
Level 3 Communications         COM              52729N100       46    18740 SH       SOLE                    18660                80
Lincoln Electric Holdings Inc  COM              533900106     9840   274490 SH       SOLE                   220050             54440
McDonalds Corp                 COM              580135101      602     7135 SH       SOLE                     7135
Medco Health Solutions         COM              58405U102      265     4682 SH       SOLE                     4682
Medtronic Inc                  COM              585055106      449    11650 SH       SOLE                    11650
Merck & Co Inc                 COM              58933Y105      819    23215 SH       SOLE                    23215
Microsoft Corp                 COM              594918104     3880   149220 SH       SOLE                   103095             46125
Nexen Inc                      COM              65334H102     6623   294360 SH       SOLE                   237765             56595
Otter Tail Corporation         COM              689648103      228    10800 SH       SOLE                    10800
Patriot Coal Corp              COM              70336T104     8503   381979 SH       SOLE                   299304             82675
Peabody Energy Corp            COM              704549104    12005   203782 SH       SOLE                   169300             34482
Pepsico Inc                    COM              713448108     1444    20500 SH       SOLE                    20500
Pfizer Inc                     COM              717081103     9966   483772 SH       SOLE                   396225             87547
Plum Creek Timber              COM              729251108     6462   159390 SH       SOLE                   128890             30500
Procter and Gamble Co          COM              742718109      263     4140 SH       SOLE                     4140
SPDR Gold Tr                   COM              78463V107    11436    78330 SH       SOLE                    62615             15715
Schlumberger Ltd               COM              806857108      233     2700 SH       SOLE                     2700
St. Joe Company                COM              790148100     5571   267345 SH       SOLE                   214795             52550
Texas Pacific Land Trust       COM              882610108     7164   158460 SH       SOLE                   124135             34325
US Bancorp                     COM              902973304     1216    47684 SH       SOLE                    47684
Vodafone Group PLC  Spons ADR  COM              92857W209     1821    68137 SH       SOLE                    67737               400
Vulcan Materials               COM              929160109     5845   151700 SH       SOLE                   123425             28275
Washington Post Co             COM              939640108      419     1000 SH       SOLE                     1000
Winnebago Industries           COM              974637100     1310   135649 SH       SOLE                    98850             36799
Yamana Gold, Inc.              COM              98462Y100     5185   445870 SH       SOLE                   368195             77675
Yum Brands Inc                 COM              988498101      530     9600 SH       SOLE                     9600
Standard & Poor's 500 Deposito                  78462F103     1516    11485 SH       SOLE                    10860               625
Berkshire Hathaway Inc                          084670108     1742       15 SH       SOLE                                         15


                                                           268,471
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